                                                              File No. 33-85916
                                                                       811-8848


                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                       FORM N-4

              REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          Post-Effective Amendment No. 10

          REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940


                                  Amendment No. 11

                              SEPARATE ACCOUNT VA-P OF
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                             (Exact Name of Registrant)

               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY
                                (Name of Depositor)
                                 440 Lincoln Street
                                Worcester, MA 01653
                (Address of Depositor's Principal Executive Offices)
                                   (508) 855-1000
                (Depositor's Telephone Number, including Area Code)

                    Abigail M. Armstrong, Secretary and Counsel
               Allmerica Financial Life Insurance and Annuity Company
                                 440 Lincoln Street
                                Worcester, MA 01653
                 (Name and Address of Agent for Service of Process)

               It is proposed that this filing will become effective:


            immediately upon filing pursuant to paragraph (b) of Rule 485
       ----
         X  on October 30, 1998 pursuant to paragraph (b) of Rule 485
       ----
            60 days after filing pursuant to paragraph (a) (1) of Rule 485
       ----
            on (date) pursuant to paragraph (a) (1) of Rule 485
       ----
            this post-effective amendment designates a new effective
       ----
            date for a previously filed post-effective amendment



                              VARIABLE ANNUITY POLICIES


Pursuant to Reg. Section 270.24f-2 of the Investment Company Act of 1940 ("1940 Act"), Registrant has registered an indefinite amount of its securities under the Securities Act of 1933 ("1933 Act"). The Rule 24f-2 Notice for the issuer's fiscal year ending December 31, 1997 was filed on March 27, 1998.

This Post-Effective Amendment No. 10 under the Securities Act of 1933 is being filed for the purposes of adding a supplement to the Prospectus and Statement of Additional Information of Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company dated May 1, 1998 and to generally update corporate information for the Company and the Registrant in Part C. All other pertinent information regarding this Registration Statement, including the Prospectus and Statement of Additional Information was previously filed in Registrant's Post-Effective Amendment No. 9 on April 24, 1998 and is incorporated by reference herein.

              CROSS REFERENCE SHEET SHOWING LOCATION IN PROSPECTUS OF
                            ITEMS CALLED FOR BY FORM N-4

FORM N-4 ITEM NO.        CAPTION IN PROSPECTUS

1 . . . . . . . . . . . .Cover Page

2 . . . . . . . . . . . .Special Terms

3 . . . . . . . . . . . .Summary;  Annual and Transaction Expenses

4 . . . . . . . . . . . .Condensed Financial Information;  Performance
                         Information

5 . . . . . . . . . . . .Description of the Company, the Variable Account, and
                         Pioneer Variable Contracts Trust

6 . . . . . . . . . . . .Charges and Deductions

7 . . . . . . . . . . . .Description of the Contract

8 . . . . . . . . . . . .Electing the Form of Annuity and the Annuity Date;
                         Description of Variable Annuity Payout Options; Annuity Benefit Payments

9 . . . . . . . . . . . .Death Benefit

10. . . . . . . . . . . .Payments;  Computation of Values;  Distribution

11. . . . . . . . . . . .Surrender;  Withdrawals;  Charges for Surrender and
                         Withdrawal; Withdrawal Without Surrender Charge; Texas Optional Retirement Program

12. . . . . . . . . . . .Federal Tax Considerations

13. . . . . . . . . . . .Legal Matters

14. . . . . . . . . . . .Statement of Additional Information - Table of Contents


FORM N-4 ITEM NO         CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15. . . . . . . . . . . .Cover Page

16. . . . . . . . . . . .Table of Contents

17. . . . . . . . . . . .General Information and History

18. . . . . . . . . . . .Services

19. . . . . . . . . . . .Underwriters

20. . . . . . . . . . . .Underwriters

21. . . . . . . . . . . .Performance Information

22. . . . . . . . . . . .Annuity Benefit Payments

23. . . . . . . . . . . .Financial Statements

                               SEPARATE ACCOUNT VA-P
               ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                    SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1998


                                        ***
Effective October 30, 1998, two additional Sub-Accounts will be available under the Contract. The Sub-Accounts will invest exclusively in shares of the Emerging Markets Portfolio or the Europe Portfolio of the Pioneer Variable Contracts Trust. As such, the following information supplements the corresponding sections of the Prospectus. Please consult the Prospectus for the full text of each supplemented section.

Under "1. THE PIONEER VISION 2 VARIABLE ANNUITY CONTRACT" on page P-1 of the Profile, the word "twelve" is substituted for the word "ten" in the second sentence of the second paragraph.

Under "4. INVESTMENT OPTIONS" on page P-2 of the Profile, the following is added to the listing of investment options: "Emerging Markets Portfolio" and "Europe Portfolio."

Under "5. EXPENSES" in the Profile, the following is inserted into the table on page P-3:



                                                                                                         EXAMPLES:
                                                                                                        TOTAL ANNUAL
                                                                                                        EXPENSES AT
                                                                                                          END OF
                              TOTAL ANNUAL INSURANCE     TOTAL ANNUAL         TOTAL ANNUAL      (1)        (2)
  PORTFOLIO                          CHARGES          PORTFOLIO EXPENSES        CHARGES       1 YEAR    10 YEARS
--------------------          ----------------------   ------------------     ------------    -------   ------------
Emerging Markets Portfolio            1.44%                  1.68%*               3.12%        $92      $340
Europe Portfolio                      1.44%                  1.48%*               2.92%        $90      $321


The footnote under "5. EXPENSES" in the Profile, is amended to add the following:

* Portfolio expenses are estimated for the Emerging Markets and Europe Portfolios which commenced operations on October 30, 1998. In addition, Pioneering Management Corporation has agreed voluntarily to waive its management fee and/or make other arrangements, if necessary, to reduce portfolio expenses. For more information, see the Fee Table in the Prospectus for the Contract.

"EMERGING MARKETS PORTFOLIO" is added before and "EUROPE PORTFOLIO" is added after International Growth Portfolio in the listing of Portfolios on page 1 of the Prospectus and in the listing of "UNDERLYING PORTFOLIOS" under "SPECIAL TERMS" on page 5 of the Prospectus.

The description of the Variable Account under "WHAT ARE MY INVESTMENT CHOICES?" on page 8 of the Prospectus is deleted and replaced with the following:

     THE VARIABLE ACCOUNT. You have the choice of Sub-Accounts investing in the twelve Portfolios of the Fund:

     Emerging Markets Portfolio         Growth and Income Portfolio
     International Growth Portfolio     Equity-Income Portfolio
     Europe Portfolio                   Balanced Portfolio
     Capital Growth Portfolio           Swiss Franc Bond Portfolio
     Growth Shares Portfolio            America Income Portfolio
     Real Estate Growth Portfolio       Money Market Portfolio

The following information on the Emerging Markets Portfolio and the Europe Portfolio is added to the Portfolio Expenses table on page 13 of the Prospectus:


                                                               Total Portfolio
                           Management Fee    Other Expenses    Expenses (After
                               (After      (After Applicable       Waivers/
                             Voluntary       Reimbursements     Reimbursements
 Portfolio                    Waivers)        and Offsets)       and Offsets)
 ---------                 --------------  -----------------   ---------------
 Emerging Markets
 Portfolio(1) . . . . . . . . .  1.15%            0.53%             1.68%
 Europe Portfolio(1). . . . . .  1.00%            0.48%             1.48%

Footnote 1 on page 13 of the Prospectus is amended to add the following:

(1) The Emerging Markets and Europe Portfolios commenced operations on October 30, 1998, therefore, expenses are estimated and should not be considered representative of future expenses. Actual expenses may be greater or less than those shown.

The paragraph following Footnote 3 on page 13 of the Prospectus is amended in its entirety as follows:

Pioneering Management Corporation ("Pioneer") is the investment adviser to each Portfolio. As of the date of this prospectus, Pioneer has agreed voluntarily to limit its management fee and/or reimburse each Portfolio for expenses to the extent that total expenses will not exceed 1.75% for the Emerging Markets Portfolio; 1.50% for the International Growth Portfolio; 1.50% for the Europe Portfolio; 1.25% for the Growth Shares Portfolio, the Real Estate Portfolio, the Growth and Income Portfolio, the Swiss Franc Bond Portfolio and the America Income Portfolio and 1.00% for the Money Market Portfolio. The declaration of a voluntary limitation and/or reimbursement in any year does not bind the Manager to declare future expense limitations with respect to these funds. These limitations/waivers may be terminated at any time with notice.

The following cumulative expense information is added to Examples 1 and 2 on page 14 of the Prospectus:


(1)                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
Emerging Markets. . . . . . . . . . . . .  $92     $140       $190       $340
Europe. . . . . . . . . . . . . . . . . .  $90     $135       $180       $321

(2)                                       1 YEAR   3 YEARS   5 YEARS   10 YEARS
Emerging Markets. . . . . . . . . . . . .  $31     $ 95       $162       $340
Europe. . . . . . . . . . . . . . . . . .  $29     $ 89       $152       $321


Under "PIONEER VARIABLE CONTRACTS TRUST" on page 20 of the Prospectus, the word "twelve" is substituted for the word "ten" and "EMERGING MARKETS PORTFOLIO" is added before and "EUROPE PORTFOLIO" is added after International Growth Portfolio in the second sentence of the second paragraph.

The following summary of the investment objectives and policies of the Emerging Markets Portfolio is inserted as the first Portfolio summary and that of the Europe Portfolio is inserted as the third summary under "INVESTMENT OBJECTIVES AND POLICIES" on page 21 of the Prospectus.:

     EMERGING MARKETS PORTFOLIO - seeks long-term growth of capital. The Portfolio invests primarily in securities of issuers in countries with emerging economies or securities markets and related depositary receipts.

     EUROPE PORTFOLIO - seeks long-term growth of capital. The Portfolio invests in a diversified portfolio consisting primarily of securities of European companies and in depositary receipts for such securities.

The following information is added to the fee disclosures under "INVESTMENT ADVISORY SERVICES" on page 22 of the Prospectus:


                                                           MANAGEMENT FEE AS A
                                                       % OF PORTFOLIO'S AVERAGE
                                                             DAILY NET ASSETS
                                                       ------------------------
     Emerging Markets Portfolio. . . . . . . . . . . . . . . . .   1.15%
     Europe Portfolio. . . . . . . . . . . . . . . . . . . . . .   1.00%

The following is added to table (1) in paragraph 8 of "APPENDIX D -- DIFFERENCES UNDER THE PIONEER VISION CONTRACT (FORM A3023-95)" on page D-3 of the Prospectus:

                                 1 Year     3 Years     5 Years     10 Years
                                 ------     -------     -------     --------
     Emerging Markets .......    $95         $162        $211        $340
     Europe .................    $94         $156        $202        $321

Supplement Dated October 30, 1998

                                SEPARATE ACCOUNT VA-P
                ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                  SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                                  DATED MAY 1, 1998

                                         ***

The third paragraph on page 2 under "GENERAL INFORMATION AND HISTORY" is revised in its entirety to read as follows:

     Twelve Sub-Accounts of the Variable Account are available under the Pioneer Vision 2 contract ("the Contract") and Pioneer Vision (3023-95), a predecessor contract no longer being sold. (Pioneer Vision 2 and Pioneer Vision (3023-95) are referred to collectively as "the contracts.") Each Sub-Account invests in a corresponding investment portfolio of Pioneer Variable Contracts Trust (the "Fund"), an open-end, registered management investment company. The Fund currently consists of the following twelve investment portfolios:
     Emerging Markets Portfolio, International Growth Portfolio, Europe Portfolio, Capital Growth Portfolio, Growth Shares Portfolio, Real Estate Growth Portfolio, Growth and Income Portfolio, Equity-Income Portfolio, Balanced Portfolio, Swiss Franc Bond Portfolio, America Income Portfolio and the Money Market Portfolio ("Underlying Portfolios"). Each Underlying Portfolio has its own investment objectives and certain attendant risks.



Supplement Dated October 30, 1998

                             PART C.  OTHER INFORMATION


ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

  (A)     FINANCIAL STATEMENTS

          Financial Statements Included in Part A
          None


          Financial Statements Included in Part B
          Financial Statements for Allmerica Financial Life Insurance and Annuity Company and
          Financial Statements for Separate Account VA-P of Allmerica Financial Life Insurance and Annuity Company were previously filed in Post-Effective Amendment No. 9 on April 24, 1998 and are incorporated by reference herein.


          Financial Statements Included in Part C
          None

  (B)     EXHIBITS


  EXHIBIT 1 Vote of Board of Directors Authorizing Establishment of Registrant dated October 27, 1994 was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 and is incorporated by reference herein.

  EXHIBIT 2 Not Applicable. Pursuant to Rule 26a-2, the Insurance Company may hold the assets of the Registrant NOT pursuant to a trust indenture or other such instrument.

  EXHIBIT 3    (a)  Underwriting and Administrative Services Agreement was
                    previously filed on April 24, 1998 in Post-Effective Amendment No. 9 and is incorporated by reference herein.

               (b) Wholesaling Agreement and Amendment were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 and are incorporated by reference herein.

               (c) Sales Agreements with Commission Schedule were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 and are incorporated by reference herein.

               (d) General Agent's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 and is incorporated by reference herein.

               (e) Career Agent Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 and is incorporated by reference herein.

               (f) Registered Representative's Agreement was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 and is incorporated by reference herein.

  EXHIBIT 4 Contract Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 and is incorporated by reference herein. Contract Form B was previously filed in Post-Effective Amendment No. 4 on May 1, 1996 and is incorporated by reference herein.

  EXHIBIT 5 Application Form A was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 and is incorporated by reference herein. Application Form B was previously filed in Post-Effective Amendment No. 4 on May 1, 1996 and is incorporated by reference herein.

  EXHIBIT 6 The Depositor's Articles of Incorporation and Bylaws were previously filed in Registrant's initial Registration Statement on November 3, 1994 and are incorporated by reference herein. An Amendment to the Articles of Incorporation and Bylaws were previously filed on October 1, 1996, and are incorporated by reference herein.

  EXHIBIT 7    Not Applicable.

  EXHIBIT 8 BFDS Agreements were previously filed on April 24, 1998 in Post-Effective Amendment No. 9 and are incorporated by reference herein.

  EXHIBIT 9    Opinion of Counsel is filed herewith.

  EXHIBIT 10   Consent of Independent Accountants is filed herewith.

  EXHIBIT 11   None.

  EXHIBIT 12   None.

  EXHIBIT 13   Not Applicable.

  EXHIBIT 14   Not Applicable.

  EXHIBIT 15 Participation Agreement with Pioneer was previously filed on April 24, 1998 in Post-Effective Amendment No. 9 and is incorporated by reference herein.


ITEM 25.  DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

  The principal business address of all the following Directors and Officers is:
  440 Lincoln Street
  Worcester, Massachusetts  01653





                   DIRECTORS AND PRINCIPAL OFFICERS OF THE COMPANY
       NAME AND POSITION                              PRINCIPAL OCCUPATION(S) DURING
          WITH COMPANY                                        PAST FIVE YEARS
       -----------------                              ------------------------------
Bruce C. Anderson                                 Director of First Allmerica since 1996; Vice
 Director                                         President, First Allmerica since 1984

Abigail M. Armstrong                              Secretary of First Allmerica since 1996; Counsel,
 Secretary and Counsel                            First Allmerica since 1991

                                                  Vice President and Corporate Controller of First
Warren E. Barnes                                  Allmerica since 1997; Vice President of Allmerica
 Vice President and Corporate Controller          Trust Company since 1997; Vice President and
                                                  Co-Controller, First Allmerica 1997; Vice President and
                                                  Assistant Controller, First Allmerica 1996 to 1997;
                                                  Assistant Vice President and Assistant Controller,
                                                  First Allmerica 1995 to 1996; Assistant Vice
                                                  President Corporate Accounting and Reporting, First
                                                  Allmerica 1993 to 1995


Robert E. Bruce                                   Director and Chief Information Officer of First
 Director and Chief Information Officer           Allmerica since 1997;  Vice President of First
                                                  Allmerica since 1995;  Corporate Manager, Digital
                                                  Equipment Corporation 1979 to 1995

John P. Kavanaugh                                 Director and Chief Investment Officer of First
 Director, Vice President and                     Allmerica since 1996; Vice President, First Allmerica
 Chief Investment Officer                         since 1991

John F. Kelly                                     Director of First Allmerica since 1996; Senior Vice
 Director, Vice President and                     President, First Allmerica since 1986; General
 General Counsel                                  Counsel,  First Allmerica since 1981; Assistant
                                                  Secretary, First Allmerica since 1991

J. Barry May                                      Director of First Allmerica since 1996; Director and
 Director                                         President, The Hanover Insurance Company since
                                                  1996; Vice President, The Hanover Insurance
                                                  Company, 1993 to 1996;  General Manager, The
                                                  Hanover Insurance Company 1989 to 1993

James R. McAuliffe                                Director of First Allmerica since 1996; Director of
 Director                                         Citizens Insurance Company of America since 1992,
                                                  President since 1994, and CEO since 1996; Vice
                                                  President, First Allmerica 1982 to 1994; Chief
                                                  Investment Officer, First Allmerica 1986 to 1994

John F. O'Brien                                   Director, Chairman of the Board, President and
 Director, Chairman of the Board,                 Chief Executive Officer, First Allmerica since 1989
 President and Chief Executive Officer


Edward J. Parry, III                              Director and Chief Financial Officer of First
 Director, Vice President,                        Allmerica since 1996; Vice President and Treasurer,
 Chief Financial Officer and Treasurer            First Allmerica since 1993;  Assistant
                                                  Vice President 1992 to 1993

Richard M. Reilly                                 Director of First Allmerica since 1996; Vice
 Director and Vice President                      President, First Allmerica since 1990; Director,
                                                  Allmerica Investments, Inc. since 1990; Director and
                                                  President, Allmerica Financial Investment
                                                  Management Services, Inc. since 1990

Robert P. Restrepo, Jr.                           Chief Executive Officer of Travelers Property &
 Director                                         Casualty Company 1996-1998; Senior Vice President
                                                  of Aetna Life & Casualty Company 1993-1996

Eric A. Simonsen                                  Director of First Allmerica since 1996; Vice
 Director and Vice President                      President, First Allmerica since 1990; Chief
                                                  Financial Officer, First Allmerica 1990 to 1996

Phillip E. Soule                                  Director of First Allmerica since 1996; Vice
 Director and Vice President                      President, First Allmerica since 1987

ITEM 26.  PERSONS UNDER COMMON CONTROL WITH REGISTRANT

     See attached organization chart.

                                Allmerica Financial Corporation

                                            Delaware
     |               |                  |                  |              |            |              |
______________________________________________________________________________________________________________
 Financial          100%               100%               100%           100%         100%           100%
Profiles, Inc.  Allmerica, Inc.      Allmerica       First Allmerica  AFC Capital   Allmerica   First Sterling
                                   Funding Corp.     Financial Life    Trust I      Services        Limited
                                                       Insurance                   Corporation
                                                        Company

 California     Massachusetts       Massachusetts     Massachusetts    Delaware    Massachusetts    Bermuda
                                                            |                                    |
30%                         _______________________________________________                _____________
                                  |                                 |                            |
                                 100%                              100%                         100%
                             Logan Wells                           SMA                     First Sterling
                            Water Company,                   Financial Corp.                Reinsurance
                                 Inc.                                                         Company
                                                                                             Limited

                              New Jersey                     Massachusetts                    Bermuda
                                                                     |
______________________________________________________________________________________________________________________
        |                   |                    |                   |                     |                   |
         70%               100%               99.2%                 100%                  100%                100%
     Allmerica        Sterling Risk         Allmerica             Allmerica             Allmerica           Allmerica
     Property           Management             Trust             Investments,           Financial        Financial Life
    & Casualty        Services, Inc.       Company, N.A.            Inc.                Investment       Insurance and
  Companies, Inc.                                                                       Management      Annuity Company
                                                                                      Services, Inc.

                                             Federally
     Delaware            Delaware            Chartered          Massachusetts         Massachusetts         Delaware
         |
___________________________________________________________________________                             ______|_______
                            |                   |                    |                                        |
                           100%                100%                 100%                                     100%
                        The Hanover          Allmerica           Citizens                                 Somerset
                         Insurance           Financial           Insurance                               Square, Inc.
                          Company            Insurance           Company of
                                           Brokers, Inc.          Illinois

   Massachusetts       New Hampshire       Massachusetts          Illinois                              Massachusetts
                             |
______________________________________________________________________________________________________________________
        |                                       |                    |                     |                  |
       100%                 100%               100%                 100%                  83%               100%
     Allmerica            Allmerica         The Hanover        Hanover Texas           Citizens          Massachusetts
     Financial              Plus             American            Insurance            Corporation        Bay Insurance
      Benefit             Insurance          Insurance           Management                                 Company
     Insurance          Agency, Inc.          Company          Company, Inc.
      Company

   Pennsylvania        Massachusetts       New Hampshire           Texas                Delaware         New Hampshire
                                                                                           |
                                                              ________________________________________________________
                                                                     |                     |                   |
                                                                    100%                  100%               100%
                                                                  Citizens         Citizens Insurance      Citizens
                                                                 Insurance            Company of           Insurance
                                                              Company of Ohio           America         Company of the
                                                                                                            Midwest

                                                                    Ohio                Michigan            Indiana
                                                                                           |
                                                                                    _______________
                                                                                          100%
                                                                                        Citizens
                                                                                    Management Inc.

                                                                                        Michigan

                                Allmerica Financial Corporation

                                            Delaware
     |                    |                     |                   |             |           |               |
_______________________________________________________________________________________________________________________
  Financial              100%                  100%               100%           100%        100%            100%
Profiles, Inc.     Allmerica, Inc.          Allmerica        First Allmerica  AFC Capital   Allmerica   First Sterling
                                          Funding Corp.      Financial Life    Trust I      Services        Limited
                                                                Insurance                  Corporation
                                                                 Company

 California         Massachusetts         Massachusetts       Massachusetts    Delaware   Massachusetts     Bermuda
                                                      |                                          |

_____________________________________________________________________________________________________________________
        |                    |                   |                     |                   |
       100%                100%                 100%                  100%                100%
     Allmerica           Allmerica           Allmerica             Allmerica           Allmerica
    Investment             Asset         Financial Services          Asset             Benefits
    Management          Management,          Insurance            Management,             Inc.
   Company, Inc.            Inc.            Agency, Inc.            Limited

   Massachusetts       Massachusetts       Massachusetts            Bermuda             Florida

                                                              ________________      _________________________________
                                                              Allmerica Equity         Greendale              AAM
                                                                 Index Pool             Special           Equity Fund
                                                                                       Placements
                                                                                          Fund

                                                               Massachusetts         Massachusetts       Massachusetts
_____________________________________
        |                   |                                 --------------  Grantor Trusts established for the benefit of First
       100%                100%                                               Allmerica, Allmerica Financial Life, Hanover and
     Allmerica          AMGRO, Inc.                                           Citizens
     Financial                                                   Allmerica               Allmerica
     Alliance                                                 Investment Trust          Securities
     Insurance                                                                             Trust
      Company
                                                               Massachusetts           Massachusetts
   New Hampshire       Massachusetts
                             |
                      _______________
                             |
                           100%                               --------------  Affiliated Management Investment Companies
                          Lloyds
                          Credit                                                    Hanover Lloyd's
                        Corporation                                                    Insurance
                                                                                        Company

                       Massachusetts                                                     Texas

                                                              --------------  Affiliated Lloyd's plan company, controlled by
                                                                              Underwriters for the benefit of The Hanover
                                                                              Insurance Company

                                                                                          AAM              AAM
                                                                                       Growth &            High
                                                                                      Income Fund       Yield Fund,
                                                                                          L.P.            L.L.C.

                                                                                        Delaware       Massachusetts

                                                              --------------  L.P. or L.L.C. established for the benefit of
                                                                              First Allmerica, Allmerica
                                                                              Financial Life, Hanover and
                                                                              Citizens


ALLMERICA FINANCIAL LIFE  INSURANCE AND ANNUITY COMPANY


           NAME                     ADDRESS              TYPE OF BUSINESS

 AAM Equity Fund                440 Lincoln Street    Massachusetts Grantor
                                Worcester MA 01653    Trust
                                                      Limited Partnership
 AAM Growth &  Income Fund,     440 Lincoln Street
 L.P.                           Worcester MA 01653

 AFC Capital Trust I            440 Lincoln Street    Statutory Business Trust
                                Worcester MA 01653

 Allmerica Asset Management     440 Lincoln Street    Investment advisory
 Limited                        Worcester MA 01653    services

 Allmerica Asset Management,    440 Lincoln Street    Investment advisory
 Inc.                           Worcester MA 01653    services
                                                      Non-insurance medical
 Allmerica Benefits, Inc.       440 Lincoln Street    services
                                Worcester MA 01653

 Allmerica Equity Index Pool    440 Lincoln Street    Massachusetts Grantor
                                Worcester MA 01653    Trust

 Allmerica Financial Alliance   100 North Parkway     Multi-line property and
 Insurance Company              Worcester MA 01605    casualty insurance

 Allmerica Financial Benefit    100 North Parkway     Multi-line property and
 Insurance Company              Worcester MA 01605    casualty insurance

 Allmerica Financial            440 Lincoln Street    Holding Company
 Corporation                    Worcester MA 01653

 Allmerica Financial Insurance  440 Lincoln Street    Insurance Broker
 Brokers, Inc.                  Worcester MA 01653

 Allmerica Financial Life       440 Lincoln Street    Life insurance, accident
 Insurance and Annuity Company  Worcester MA 01653    and health insurance,
 (formerly known as SMA Life                          annuities, variable
 Assurance Company)                                   annuities and variable
                                                      life insurance

 Allmerica Financial Services   440 Lincoln Street    Insurance Agency
 Insurance Agency, Inc.         Worcester MA 01653

 Allmerica Funding Corp.        440 Lincoln Street    Special purpose funding
                                Worcester MA 01653    vehicle for commercial
                                                      paper

 Allmerica, Inc.                440 Lincoln Street    Common employer for
                                Worcester MA 01653    Allmerica Financial
                                                      Corporation entities


 Allmerica Financial            440 Lincoln Street    Investment advisory
 Investment Management          Worcester MA 01653    services
 Services, Inc.

 (formerly known as Allmerica
 Institutional Services, Inc.
 and 440 Financial Group of
 Worcester, Inc.)

 Allmerica Investment           440 Lincoln Street    Investment advisory
 Management Company, Inc.       Worcester MA 01653    services

 Allmerica Investments, Inc.    440 Lincoln Street    Securities, retail
                                Worcester MA 01653    broker-dealer

 Allmerica Investment Trust     440 Lincoln Street    Investment Company
                                Worcester MA 01653

 Allmerica Plus Insurance       440 Lincoln Street    Insurance Agency
 Agency, Inc.                   Worcester MA 01653

 Allmerica Property & Casualty  440 Lincoln Street    Holding Company
 Companies, Inc.                Worcester MA 01653

 Allmerica Securities Trust     440 Lincoln Street    Investment Company
                                Worcester MA 01653

 Allmerica Services             440 Lincoln Street    Internal administrative
 Corporation                    Worcester MA 01653    services provider to
                                                      Allmerica Financial
                                                      Corporation entities

 Allmerica Trust Company, N.A.  440 Lincoln Street    Limited purpose national
                                Worcester MA 01653    trust company

 AMGRO, Inc.                    100 North Parkway     Premium financing
                                Worcester MA 01605

 Citizens Corporation           440 Lincoln Street    Holding Company
                                Worcester MA 01653

 Citizens Insurance Company of  645 West Grand River  Multi-line property and
 America                        Howell MI 48843       casualty insurance

 Citizens Insurance Company of  333 Pierce Road       Multi-line property and
 Illinois                       Itasca IL 60143       casualty insurance

 Citizens Insurance Company of  3950 Priority Way     Multi-line property and
 the Midwest                    South Drive, Suite    casualty insurance
                                200
                                Indianapolis IN
                                46280

 Citizens Insurance Company of  8101 N. High Street   Multi-line property and
 Ohio                           P.O. Box 342250       casualty insurance
                                Columbus OH 43234

 Citizens Management, Inc.      645 West Grand River  Services management
                                Howell MI 48843       company

 Financial Profiles             5421 Avenida Encinas  Computer software company
                                Carlsbad, CA  92008

 First Allmerica Financial      440 Lincoln Street    Life, pension, annuity,
 Life Insurance Company         Worcester MA 01653    accident and health
 (formerly State Mutual Life                          insurance company
 Assurance Company of America)

 First Sterling Limited         440 Lincoln Street    Holding Company

                                Worcester MA 01653

 First Sterling Reinsurance     440 Lincoln Street    Reinsurance Company
 Company Limited                Worcester MA 01653

 Greendale Special Placements   440 Lincoln Street    Massachusetts Grantor
 Fund                           Worcester MA 01653    Trust

 The Hanover American           100 North Parkway     Multi-line property and
 Insurance Company              Worcester MA 01605    casualty insurance

 The Hanover Insurance Company  100 North Parkway     Multi-line property and
                                Worcester MA 01605    casualty insurance

 Hanover Texas Insurance        801 East Campbell     Attorney-in-fact for
 Management Company, Inc.       Road                  Hanover Lloyd's Insurance
                                Richardson TX 75081   Company

 Hanover Lloyd's Insurance      801 East Campbell     Multi-line property and
 Company                        Road                  casualty insurance
                                Richardson TX 75081

 Lloyds Credit Corporation      440 Lincoln Street    Premium financing service
                                Worcester MA 01653    franchises

 Logan Wells Water Company,     603 Heron Drive       Water Company serving
 Inc.                           Bridgeport NJ 08014   land development
                                                      investment

 Massachusetts Bay Insurance    100 North Parkway     Multi-line property and
 Company                        Worcester MA 01605    casualty insurance

 SMA Financial Corp.            440 Lincoln Street    Holding Company
                                Worcester MA 01653

 Somerset Square, Inc.          440 Lincoln Street    Real estate holding
                                Worcester MA 01653    company

 Sterling Risk Management       440 Lincoln Street    Risk management services
 Services, Inc.                 Worcester MA 01653




ITEM 27.       NUMBER OF CONTRACT OWNERS

     As of September 30, 1998, the Variable Account had 3,415 Qualified Contract Owners and 8,313 Non-Qualified Contract Owners.


ITEM 28.       INDEMNIFICATION

     Article VIII of the Bylaws of Allmerica Financial Life Insurance and Annuity Company (the Depositor) states: Each Director and each Officer of the Corporation, whether or not in office, (and his executors and administrators), shall be indemnified or reimbursed by the Corporation against all expenses actually and necessarily incurred by him in the defense or reasonable settlement of any action, suit or proceeding in which he is made a party by reason of his being or having been a Director or Officer of the Corporation, including any sums paid in settlement or to discharge judgment, except in relation to matters as to which he shall be finally adjudged in such action, suit or proceeding to be liable for negligence or misconduct in the performance of his duties as such Director or Officer; and the foregoing right of indemnification or reimbursement shall not affect any other rights to which he may be entitled under the Articles of Incorporation, any statute, bylaw, agreement, vote of stockholders, or otherwise.


ITEM 29.       PRINCIPAL UNDERWRITERS

     (a) Allmerica Investments, Inc. also acts as principal underwriter for the following:

          - VEL Account, VEL II Account, Inheiritage Account, Separate Accounts VA-A, VA-B, VA-C, VA-G, VA-H, VA-K, Allmerica Select Separate Account II, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, Fulcrum Variable Life Separate Account, Allmerica Select Separate Account of Allmerica Financial Life Insurance and Annuity Company

          - Inheiritage Account, VEL II Account, Separate Account I, Separate Account VA-K, Separate Account VA-P, Group VEL Account, Separate Account KG, Separate Account KGC, Fulcrum Separate Account, and Allmerica Select Separate Account of First Allmerica Financial Life Insurance Company.

          -    Allmerica Investment Trust

     (b) The Principal Business Address of each of the following Directors and Officers of Allmerica Investments, Inc. is:
          440 Lincoln Street
          Worcester, Massachusetts 01653


            NAME                        POSITION OR OFFICE WITH UNDERWRITER

     Abigail M. Armstrong               Secretary and Counsel

     Emil J. Aberizk, Jr.               Vice President

     Edward T. Berger                   Vice President and Chief Compliance
                                        Officer

     Richard F. Betzler, Jr.            Vice  President

     Philip J. Coffey                   Vice President

     Thomas P. Cunningham               Vice President , Chief Financial Officer
                                        and Controller

     Philip L. Heffernan                Vice President

     John F. Kelly                      Director

     Daniel Mastrototaro                Vice President

     William F. Monroe, Jr.             Vice President

     David J. Mueller                   Vice President

     John F. O'Brien                    Director

     Stephen Parker                     President, Director and Chief Executive
                                        Officer

     Edward J. Parry, III               Treasurer

     Richard M. Reilly                  Director

     Eric A. Simonsen                   Director

     Mark G. Steinberg                  Senior Vice President


ITEM 30.       LOCATION OF ACCOUNTS AND RECORDS

     Each account, book or other document required to be maintained by Section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained by the Company at 440 Lincoln Street, Worcester, Massachusetts.

ITEM 31.       MANAGEMENT SERVICES

     The Company provides daily unit value calculations and related services for the Company's separate accounts.

ITEM 32.       UNDERTAKINGS

     (a) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission ("SEC") such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the SEC heretofore or hereafter duly adopted pursuant to authority conferred in that section.

     (b) The Registrant hereby undertakes to include in the prospectus a postcard that the applicant can remove to send for a Statement of Additional Information.

     (c) The Registrant hereby undertakes to deliver a Statement of Additional Information promptly upon written or oral request, according to the requirements of Form N-4.

     (d) Insofar as indemnification for liability arising under the 1933 Act may be permitted to Directors, Officers and Controlling Persons of Registrant under any registration statement, underwriting agreement or otherwise, Registrant has been advised that, in the opinion of the SEC, such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a Director, Officer or Controlling Person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, Officer or Controlling Person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

     (e) The Company hereby represents that the aggregate fees and charges under the Policies are reasonable in relation to the services rendered, expenses expected to be incurred, and risks assumed by the Company.

ITEM 33. REPRESENTATIONS CONCERNING WITHDRAWAL RESTRICTIONS ON SECTION 403(b) PLANS AND UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

     Registrant, a separate account of Allmerica Financial Life Insurance and Annuity Company ("Company"), states that it is (a) relying on Rule 6c-7 under the 1940 Act with respect to withdrawal restrictions under the Texas Optional Retirement Program ("Program") and (b) relying on the "no-action" letter (Ref. No. IP-6-88) issued on November 28, 1988 to the American Council of Life Insurance, in applying the withdrawal restrictions of Internal Revenue Code Section 403(b)(11). Registrant has taken the following steps in reliance on the letter:

     1. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in the prospectus of each registration statement used in connection with the offer of the Company's variable contracts.

     2. Appropriate disclosures regarding the redemption/withdrawal restrictions imposed by the Program and by Section 403(b)(11) have been included in sales literature used in connection with the offer of the Company's variable contracts.

     3. Sales Representatives who solicit participants to purchase the variable contracts have been instructed to specifically bring the redemption/withdrawal restrictions imposed by the Program and by
          Section 403(b)(11) to the attention of potential participants.


     4.   A signed statement acknowledging the participant's understanding of
          (I) the restrictions on redemption/withdrawal imposed by the Program and by Section 403(b)(11) and (ii) the investment alternatives available under the employer's arrangement will be obtained from each participant who purchases a variable annuity contract prior to or at the time of purchase.

     Registrant hereby represents that it will not act to deny or limit a transfer request except to the extent that a Service-Ruling or written opinion of counsel, specifically addressing the fact pattern involved and taking into account the terms of the applicable employer plan, determines that denial or limitation is necessary for the variable annuity contracts to meet the requirements of the Program or of Section 403(b). Any transfer request not so denied or limited will be effected as expeditiously as possible.

                                     SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Worcester, and Commonwealth of Massachusetts on the 1st day of October, 1998.
                              SEPARATE ACCOUNT VA-P OF
              ALLMERICA FINANCIAL LIFE INSURANCE AND ANNUITY COMPANY

                                        By:   /s/ Abigail M. Armstrong
                                              ------------------------------
                                             Abigail M. Armstrong, Secretary

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated.


 Signatures                    Title                              Date

 /s/ John F. O'Brien          Director and Chairman of         October 1, 1998
 ---------------------------  the Board
 John F. O'Brien

 /s/ Bruce C. Anderson        Director
 ---------------------------
 Bruce C. Anderson

 /s/ Warren E. Barnes         Vice President and Corporate
 ---------------------------  Controller
 Warren E. Barnes

 /s/ Robert E. Bruce          Director and Chief Information
 ---------------------------  Officer
 Robert E. Bruce

 /s/ John P. Kavanaugh        Director, Vice President and
 ---------------------------  Chief Investment Officer
 John P. Kavanaugh

 /s/ John F. Kelly            Director, Vice President and
 ---------------------------  General Counsel
 John F. Kelly

 /s/ J. Barry May             Director
 ---------------------------
 J. Barry May

 /s/ James R. McAuliffe       Director
 ---------------------------
 James R. McAuliffe

 /s/ Edward J. Parry III      Director, Vice President, Chief
 ---------------------------  Financial Officer and Treasurer
 Edward J. Parry III
 /s/ Richard M. Reilly        Director, President and
 ---------------------------  Chief Executive Officer
 Richard M. Reilly
 /s/ Robert P. Restrepo, Jr.  Director
 ---------------------------
 Robert P. Restrepo, Jr.
 /s/ Eric A. Simonsen         Director and Vice President
 ---------------------------
 Eric A. Simonsen

 /s/ Phillip E. Soule         Director
 ---------------------------
 Phillip E. Soule

                                   EXHIBIT TABLE


Exhibit 9      Opinion of Counsel

Exhibit 10     Consent of Independent Accountants